UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2008
                                                ------------------


Check here if Amendment [  ]: Amendment Number:
                                                --------------

         This Amendment (Check only one):   |_|  is a restatement
                                            |_|  adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             JAT Capital Management, L.P.
Address:          599 Lexington Avenue, Suite 4110
                  New York, NY 10022


Form 13F File Number:  28-12755
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mark A. Weiner
Title:            Chief Financial Officer
Phone:            (212) 720-3131

Signature, Place and Date of Signing:


      /s/ Mark A. Weiner                New York, NY          February 17, 2009
----------------------------------      -----------------     -----------------
          [Signature]                   [City, State]           [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                       0
                                         --------------------------------------
Form 13F Information Table Entry Total:                  29
                                         --------------------------------------
Form 13F Information Table Value Total:                $486,201
                                         --------------------------------------
                                                    (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                JAT CAPITAL MANAGEMENT, L.P.
                                                          FORM 13F
                                              Quarter Ended December 31, 2008

------------------------------------------------------------------------------------------------------------------------------------
                              CLASS                         VALUE   SHRS OR  SH/  PUT/  INVSTMENT/   OTHER         VOTING AUTHORITY
NAME OF ISSUER                TITLE           CUSIP      (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS      SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AMDOCS LTD                    ORD             G02602103  12,605     689,166   SH        SOLE                      689,166
AMERICAN TOWER CORP           CL A            029912201  13,194     449,999   SH        SOLE                      449,999
APOGEE ENTERPRISES INC        COM             037598109     477      46,000   SH        SOLE                       46,000
CABLEVISION SYS CORP          CL A NY CABLVS  12686C109  52,292   3,105,206   SH        SOLE                    3,105,206
CARNIVAL CORP                 PAIRED CTF      143658300   4,419     181,700   SH        SOLE                      181,700
CENTRAL EUROPEAN MEDIA ENTRP  CL A NEW        G20045202  11,847     545,461   SH        SOLE                      545,461
COMMSCOPE INC                 COM             203372107   9,931     639,061   SH        SOLE                      639,061
CORRECTIONS CORP AMER NEW     COM NEW         22025Y407   9,007     550,538   SH        SOLE                      550,538
CYMER INC                     COM             232572107   4,382     200,000   SH        SOLE                      200,000
ELECTRONIC ARTS INC           COM             285512109  19,211   1,197,721   SH        SOLE                    1,197,721
EQUINIX INC                   COM NEW         29444U502  61,465   1,155,571   SH        SOLE                    1,155,571
FOCUS MEDIA HLDG LTD          SPONSORED ADR   34415V109     601      66,163   SH        SOLE                       66,163
FOCUS MEDIA HLDG LTD          SPONSORED ADR   34415V109   7,295     802,500   SH  CALL  SOLE                      802,500
GILDAN ACTIVEWEAR INC         COM             375916103   6,125     520,863   SH        SOLE                      520,863
MASTERCARD INC                CL A            57636Q104   2,121      14,839   SH        SOLE                       14,839
MEMC ELECTR MATLS INC         COM             552715104  11,406     798,748   SH        SOLE                      798,748
MERCADOLIBRE INC              COM             58733R102   1,674     102,029   SH        SOLE                      102,029
NII HLDGS INC                 CL B NEW        62913F201  22,014   1,210,897   SH        SOLE                    1,210,897
NVIDIA CORP                   COM             67066G104   2,089     258,800   SH        SOLE                      258,800
PRICELINE COM INC             COM NEW         741503403  26,054     353,759   SH        SOLE                      353,759
QUALCOMM INC                  COM             747525103  17,932     500,475   SH        SOLE                      500,475
QUALCOMM INC                  COM             747525103 138,881   3,876,100   SH  CALL  SOLE                    3,876,100
RESEARCH IN MOTION LTD        COM             760975102     674      16,600   SH  CALL  SOLE                       16,600
SBA COMMUNICATIONS CORP       NOTE 0.375%12/0 78388JAJ5   3,658   4,700,000   PRN       SOLE                                   NONE
SBA COMMUNICATIONS CORP       COM             78388J106  26,985   1,653,514   SH        SOLE                    1,653,514
SIERRA WIRELESS INC           COM             826516106   2,156     369,800   SH        SOLE                      369,800
TAKE-TWO INTERACTIVE SOFTWAR  COM             874054109   4,147     548,530   SH        SOLE                      548,530
UAL CORP                      COM NEW         902549807   8,966     813,598   SH        SOLE                      813,598
VIACOM INC NEW                CL B            92553P201   4,593     240,997   SH        SOLE                      240,997